INVESTMENTS - Mortgage Loans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	$ 62	$ 81
Balance, end of period	129	62	$ 81
Commercial Mortgage Loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	57	77	33
Current-period provision for expected credit losses	66	(20)	44
Write-offs charged against the allowance	0	0	0
Recoveries of amounts previously written off	0	0	0
Net change in allowance	66	(20)	44
Balance, end of period	123	57	77
Agricultural Mortgage Loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	5	4	3
Current-period provision for expected credit losses	1	1	1
Write-offs charged against the allowance	0	0	0
Recoveries of amounts previously written off	0	0	0
Net change in allowance	1	1	1
Balance, end of period	$ 6	$ 5	$ 4